TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of current trade and other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Maintenance and technical purchases	$ 380,853	$ 293,768
Boarding Fees	268,353	249,291
Aircraft Fuel	220,343	94,878
Airport charges and overflight	157,691	138,901
Handling and ground handling	122,721	133,114
Leases, maintenance and IT services	121,901	100,842
Other personnel expenses	106,277	96,351
Professional services and advisory	77,548	63,756
Services on board	72,902	58,365
Marketing	46,751	51,035
Aircraft Insurance	16,756	12,256
Air companies	9,778	26,371
Crew	20,560	25,936
Agencies sales commissions	15,649	16,899
Others	123,731	46,438
Total	$ 1,761,814	$ 1,408,201